Sales and marketing expenses (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Sales and marketing expenses
Consulting	$ 100,728	$ 126,853
Marketing	48,146	117,382
Salaries	201,353	127,765
Total sales and marketing expenses	$ 350,227	$ 372,000